    As filed with the Securities and Exchange Commission on December 30, 1997
                                                    File Nos. 33-71306, 811-8132

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 7

                                 Excelsior Funds
               (Exact Name of Registrant as Specified in Charter)

               73 Tremont Street, Boston, Massachusetts 02108-3913
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-557-8000

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
            Philadelphia National Bank Building, 1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)



  It is proposed that this filing will become effective (check appropriate box)

[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Shares of Beneficial Interest








This Registration Statement has also been executed by Cash Reserves Portfolio.

                                 EXCELSIOR FUNDS
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)
                            Institutional Money Fund

PART A
ITEM NUMBER                                      Prospectus Headings
-----------                                      -------------------

1.   COVER PAGE                                  Cover Page.

2.   SYNOPSIS                                    Summary of Expenses.

3.   CONDENSED FINANCIAL INFORMATION             Financial Highlights.

4.   GENERAL DESCRIPTION OF REGISTRANT           Cover Page; Investment
                                                 Objective and Policies; Special
                                                 Information Concerning Hub and
                                                 Spoke(R) Structure

5.   MANAGEMENT OF THE FUND                      Management of the Trust
                                                 and the Portfolio.

5A.  MANAGEMENT'S DISCUSSION
       OF FUND PERFORMANCE                       Not applicable.

6.   CAPITAL STOCK AND OTHER SECURITIES          Cover Page;
                                                 Pricing of Shares; How to
                                                 Purchase and Redeem Shares;
                                                 Net Income, Dividends and
                                                 Distributions; Taxes;
                                                 Management of the Trust and
                                                 the Portfolio; Description of
                                                 Shares, Voting Rights and
                                                 Liabilities.

7.   PURCHASE OF SECURITIES BEING OFFERED        How to Purchase and Redeem
                                                 Shares; Investor Programs.

8.   REDEMPTION OR REPURCHASE                    How to Purchase and Redeem
                                                 Shares; Investor Programs.

9.   PENDING LEGAL PROCEEDINGS                   Not applicable.

[GRAPHIC OMITTED]

EXCELSIOR INSTITUTIONAL MONEY FUND
--------------------------------------------------------------------------------

                                Excelsior Funds
              73 Tremont Street, Boston, Massachusetts 02108-3913
   For initial purchase or existing account information, call (800) 909-1989
                     (from overseas, call (617) 557-1755)
--------------------------------------------------------------------------------
     This Prospectus describes the Excelsior Institutional Money Fund (the "Fund"), a diversified mutual fund offered to institutional investors. The Fund is a separate series of Excelsior Funds (the "Trust"), an open-end management investment company.

     The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a diversified open-end management investment company with the same investment objective as the Fund. The Portfolio seeks to achieve this investment objective by investing in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.

     SHARES OF THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUND SEEKS TO MAINTAIN ITS NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUING BASIS. INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     Unlike other mutual funds which directly acquire and manage their own portfolios of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Consequently, the investment experience of the Fund will correspond directly with the investment experience of the Portfolio. The Fund invests in the Portfolio through Signature Financial Group, Inc.'s two-tier structure known as the Hub and Spoke(R) financial services method. The Hub and Spoke(R) investment fund structure employs a two-tier master/feeder fund structure and is a registered service mark of Signature Financial Group, Inc. See "Special Information Concerning Hub and Spoke(R) Structure."

     The Fund is distributed by Edgewood Services, Inc. The Portfolio is advised by Citibank, N.A. ("Citibank" or the "Investment Adviser").

     This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is available without charge upon request by writing to the Trust at its address shown above or by calling (800) 909-1989. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.

                        Prospectus dated January 1, 1998

                              SUMMARY OF EXPENSES


     The following tables provide (i) a summary of expenses relating to purchases and sales of Shares of the Fund and the aggregate annual operating expenses for the Fund and the Portfolio for the fiscal year ended August 31, 1997, expressed as a percentage of the average net assets of the Fund, and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund.

     Shareholder Transaction Expenses .................................   None
     Advisory Fees (after fee waivers)(1)..............................   0.07%
     12b-1 Fees  ......................................................   None
     Other Expenses
       Administration Fees (after fee waivers)(2) .....................   0.01%
       Administrative Servicing Fees  .................................   0.08%
       Other Operating Expenses(2) ....................................   0.09%
                                                                          ----
     Total Fund Operating Expenses (after fee waivers and expense reim-
       bursements)                                                        0.25%
                                                                          ====

---------------------
(1) Reflects fees incurred by the Portfolio for advisory services rendered by the Investment Adviser. See "Management of the Trust and the Portfolio" below.

(2) Includes the expenses of the Portfolio that are allocable to the Fund. See "Management of the Trust and the Portfolio" below.


                                    Example

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:


     1 Year ...................................................   $ 3
     3 Years   ................................................   $ 8
     5 Years   ................................................   $14
     10 Years  ................................................   $32

     The purpose of the foregoing tables is to assist investors in understanding the various costs and expenses that shareholders of the Fund will bear directly or indirectly. The Fund's administrators have voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses, and the Investment Adviser and the Portfolio's administrator have each voluntarily agreed to waive a portion of their fees such that, following such waivers and reimbursements, the total operating expenses for the current fiscal year (including amortization of organization costs and the Fund's allocated portion of the Portfolio's expenses, but exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Fund on an annual basis would not exceed 0.25% of the average daily net assets of the Fund. These fee waivers and expense reimbursements are reflected in the expense table and example. These fee waivers and expense reimbursements may be modified or terminated at any time. Without such waivers and reimbursements, the advisory fee of the Portfolio would be equal on an annual basis to 0.15% of the Portfolio's average daily net assets, "Administration Fees" of the Fund, including the Fund's share of Portfolio administration fees, would be equal on an annual basis to 0.15% of the Fund's average daily net assets, and "Total Fund Operating Expenses," including the Fund's share of Portfolio expenses, would be equal on an annual basis to 0.74% of the Fund's average daily net assets. For more information about the expenses of the Fund and the Portfolio, see "Management of the Trust and the Portfolio."

     THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.


     The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the Trust paid directly for the services of an investment adviser and the assets of the Fund were invested directly in the kinds of securities being held by the Portfolio.



                             FINANCIAL HIGHLIGHTS

     The following selected data for a Share of the Fund outstanding for the indicated periods should be read in conjunction with the financial statements appearing in the Fund's annual report to shareholders, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the table below, have been audited by Price Waterhouse LLP, independent accountants. Copies of the annual report may be obtained from the Trust free of charge by calling the number on the front cover of this Prospectus.




                                                                                                     For the period
                                                                                                    November 8, 1993
                                                                                                    (Commencement of
                                                             For the Year Ended August 31,           Operations) to
                                                          1997           1996           1995        August 31, 1994
                                                       ----------    -----------     -----------    -----------------
Net asset value, beginning of period   ............    $    1.00      $    1.00      $     1.00        $    1.00
Net investment income from operations  ............       0.0543         0.0547          0.0579           0.0308
Dividends from net investment income   ............      (0.0543)       (0.0547)        (0.0579)         (0.0308)
                                                       ---------      ---------      ----------        ---------
Net asset value, end of period   ..................    $    1.00      $    1.00      $     1.00        $    1.00
                                                       =========      =========      ==========        =========
Total return   ....................................         5.57%          5.61%           5.95%            3.87%(2)
Ratios:
 Net investment income to average net assets1 .....         5.40%          5.55%           5.59%            4.39%(2)
 Expenses to average net assets(1).................         0.25%          0.25%           0.25%            0.19%(2)
Total net assets, end of period (000's omitted) ...    $ 315,761      $ 293,290      $  638,111        $ 770,658

---------------------
(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the Portfolio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:


Net investment income to average net assets  ......     4.92%      5.11%      5.16%     4.28%(2)
Expenses to average net assets   ..................     0.74%      0.69%      0.68%     0.31%(2)


(2) Annualized.

                       INVESTMENT OBJECTIVE AND POLICIES



Introduction


     The Trust was organized as a business trust under the laws of the State of Delaware, with the Fund established as separate series of the Trust, on October 25, 1993. Shares of the Fund are continuously sold only to institutional investors.


Investment Objective


     The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a diversified open-end management investment company with the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers. The approval of the Fund's shareholders is not required to change its investment objective and investment policies, and the approval of the investors in the Portfolio is not required to change the Portfolio's investment objective or any of the Portfolio's investment policies discussed below, except that the concentration policy with respect to bank obligations described in paragraph
(1) below is fundamental. Any changes in the Fund's or the Portfolio's non-fundamental investment objective or policies could result in the Fund having an investment objective or policies different from those applicable at the time of a shareholder's investment in the Fund.


Investment Policies and Strategies


     Since the investment characteristics of the Fund are the same as those of the Portfolio, the following is a discussion of the various investment policies and strategies employed by the Portfolio. The Portfolio uses the amortized cost method to value its securities, and has a dollar-weighted portfolio maturity not exceeding 90 days.



     The Portfolio seeks to achieve its investment objective through investments limited to the following types of U.S. dollar-denominated money market instruments. All investments by the Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in securities of high quality (i.e., rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Investment Adviser) and are determined by the Investment Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in lower yield than would be available from investments in instruments with a lower quality or a longer term. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and the Portfolio are each classified as "diversified," although in the case of the Fund, all of its investable assets are invested in the Portfolio. In accordance with the portfolio diversification requirements of the 1940 Act, the Portfolio must invest all of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

     The Portfolio will limit its investments to the types of instruments described below:


     (1) Bank obligations. The Portfolio invests at least 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in the Portfolio. These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. The Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

     The Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraph or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation issued by the Investment Adviser or any of its affiliates.

     Since the Portfolio invests at least 25% of its assets, and may invest up to 100% of its assets, in bank obligations, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent on the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations.

     Since the Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits, and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping standards and requirements. The Statement of Additional Information includes more detailed information concerning U.S. and non-U.S. bank obligations under the caption "Investment Objective, Policies and Restrictions -- Cash Reserves Portfolio."


     (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations of or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.


     (3) Commercial paper or other short-term instruments rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Services ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Investment Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. For a description of these ratings see the Appendix to this Prospectus.



     (4) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the "full faith and credit" of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively. Issues of the U.S. Treasury in which the Portfolio may invest include Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.


     (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the vendor, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, the Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures described above which govern the Portfolio's investment in repurchase obligations are designed to minimize the Portfolio's risk of losses in making those investments.


     (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables.


     The Portfolio does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

     Lending of Portfolio Securities. Consistent with applicable regulatory requirements and in order to generate additional income, the Portfolio may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Portfolio would not exceed 33 1/3% of the Portfolio's net assets.

     In the event of the bankruptcy of the other party to a securities loan, the Portfolio could experience delays in recovering the securities loaned. To the extent that, in the meantime, the value of the securities loaned has increased, the Portfolio could experience a loss.


     Private Placements and Illiquid Investments. The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.
                                     * * *

     The Statement of Additional Information includes further discussion of investment policies and a listing of investment restrictions which govern the investment activities of the Fund and the Portfolio. Certain of these investment restrictions may not be changed, in the case of the Fund, without the approval of the Fund's shareholders or, in the case of the Portfolio, without the approval of the investors in the Portfolio. If a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Portfolio or a later change in the rating of a security held by the Portfolio is not considered a violation of the policy or restriction.


           SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) STRUCTURE


     Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Signature Financial Group (Cayman) Ltd. at (345) 945-1824. The Hub and Spoke investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.


     The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to the Fund's shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The investment objective of the Portfolio may be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Trust to Fund shareholders) thirty days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved. See "Investment Restrictions" in the Statement of Additional Information for a description of the fundamental investment policies and restrictions of the Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio. Except as stated otherwise, all investment objectives, policies and restrictions described herein and in the Statement of Additional Information are non-fundamental.



     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. When the Fund is required to vote as an investor in the Portfolio, current regulations provide that in those circumstances the Fund may either seek instructions from its shareholders with regard to the voting of such proxies and vote such proxies in accordance with such instructions, or the Fund may vote its interests in the Portfolio in the same proportion of all other investors in the Portfolio.

     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Trust to withdraw the Fund's investment in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including investing all of the investable assets of the Fund in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio.

     For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective and Policies" herein and in the Statement of Additional Information. For descriptions of the management of the Portfolio, see "Management of the Trust and the Portfolio" herein and in the Statement of Additional Information. For a description of the expenses of the Portfolio, see "Management of the Trust and the Portfolio" and "Expenses" below.



                               PRICING OF SHARES

     The net asset value of the Fund is determined and the Shares of the Fund are priced for purchases and redemptions normally as of 3:00 P.M. (Eastern time) on each day the New York Stock Exchange is open for trading (a "Business Day"). Currently, the days on which the Fund is closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of Shares of the Fund outstanding at the time the determination is made. On days when the financial markets in which the Portfolio invests close early, the Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated.

     The assets in the Portfolio are valued based upon the amortized cost method. The Trust seeks to maintain a net asset value per Share of $1.00 for the Fund, although there can be no assurance the net asset value will not vary. See "Net Income, Dividends and Distributions" below.

                       HOW TO PURCHASE AND REDEEM SHARES


Purchase of Shares



     Shares of the Fund may be purchased without a sales charge on any Business Day at the net asset value next determined after an order is transmitted to the Trust's transfer agent, Chase Global Funds Services Company ("CGFSC"), or another entity on behalf of the Trust, and received by the distributor, Edgewood Services, Inc. (the "Distributor"), in good order. Except as provided under "Investor Programs" below, the minimum initial investment is $1,000. There is no minimum for subsequent investments. Purchases will be effected on the same day provided the order is received by 3 P.M. (Eastern time). The Distributor has established procedures for purchasing Shares in order to accommodate different types of investors (see "Purchase Procedures" below).



     Shares of the Fund may be purchased only in those states where they may be lawfully sold. The Trust reserves the right to cease offering Shares for sale at any time and the Distributor and the Trust each reserve the right to reject any order for the purchase of Shares.


Purchase Procedures



     Shares may be purchased directly only by institutional investors ("Institutional Investors"). An Institutional Investor (a "Shareholder Organization") that has entered into an agreement with the Trust may elect to hold of record Shares for its customers ("Customers") and to record beneficial ownership of Shares on the account statements provided to its Customers. In that case, it is each Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to CGFSC in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such purchases and redemptions by Shareholder Organizations for the benefit of their Customers will be sent by CGFSC to the particular Shareholder Organization. In the alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Fund bear the expense of fees payable to Shareholder Organizations for such services. See "Management of the Trust and the Portfolio -- Shareholder Organizations." Certificates will not be issued for Shares.



     Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. Customers should contact their Shareholder Organization directly for further information.





  Purchases by Wire



     Institutional Investors may purchase Shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an investor must telephone CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) for instructions, including a Wire Control Number. Federal funds and registration instructions should be wired through the Federal Reserve System to:

            The Chase Manhattan Bank
            ABA #021000021
            Excelsior Funds
            Credit DDA #910-2-733046
            [Account Registration]
            [Account Number]
            [Wire Control Number]


     It is intended that the Fund and the Portfolio will be as fully invested at all times as is reasonably practicable in order to enhance the yield on their respective assets. Accordingly, in order to make investments which will immediately generate income, the Fund must have federal funds available. Shares purchased by federal funds wire will be effected at the net asset value per share next determined after acceptance of the order. Orders for Shares received and accepted no later than 3 P.M. (Eastern time) will be entitled to dividends on that Business Day, provided the federal funds wire has been received by the Fund's bank on that Business Day. Purchase orders received and accepted after 3 P.M. (Eastern time) will be effected at the net asset value next determined and will not receive the dividend declared that day even if the Fund receives federal funds on that day.

     Investors making initial investments by wire must promptly complete the application accompanying this Prospectus and forward it to CGFSC. No account application is required for subsequent purchases. Completed applications should be directed to:

                                Excelsior Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798


     The application may also be sent via facsimile. Please contact CGFSC at
(800) 909-1989 (from overseas, please call (617) 557-1755) for complete instructions. Redemptions by investors will not be processed until the completed application for purchase of Shares has been received and accepted by CGFSC. Investors making subsequent investments by wire should follow the above instructions.


     Purchases by Telephone


     Institutional Investors may place a purchase order by calling CGFSC at
(800) 909-1989 (from overseas, please call (617) 557-1755). The purchase by telephone will be effected at the net asset value per Share next determined after receipt of the purchase order in good order. Orders for Shares properly received and accepted no later than 3 P.M. (Eastern time) will be entitled to dividends on that Business Day provided that the Fund's bank has received federal funds on that Business Day.

     By utilizing the telephone purchase option, the Institutional Investor authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. Excelsior Funds, CGFSC and the Distributor will not be held liable for any loss, liability, cost or expense for acting upon such instructions. Accordingly, Institutional Investors bear the risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including, without limitation, recording telephonic instructions and/or requiring the caller to provide some form of personal identification.

     This option may be modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organizations may charge their Customers fees. Customers should contact their Shareholder Organization directly for further information.

     Purchases by Mail


     Institutional Investors may purchase Shares by completing the application for purchase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:


                                Excelsior Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

     Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made.

     Shares purchased by check will be effected at the net asset value next determined after receipt and acceptance of the order by the Distributor. Such Shares are entitled to earn dividends on that Business Day. Shares paid for by check cannot be redeemed until the funds have been collected, which may take up to fifteen days. Redemption delays may be avoided by purchasing Shares by federal funds wire.



Redemption of Shares

     Institutional Investors may redeem all or any portion of the Shares in their account at the net asset value per Share next determined after proper receipt in good form of an order for redemption. Proceeds from redemption orders received by 3 P.M. (Eastern time) will normally be sent the next Business Day; proceeds are sent in any event within five Business Days. Shares redeemed will be entitled to dividends up to and including the Business Day prior to the day of redemption.

     It is necessary for Institutional Investors and other entities to have on file appropriate documentation authorizing redemptions by the institution or entity before a redemption request is considered to be in proper form. In some cases, additional documentation may be requested.


Redemption Procedures

     Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with the procedures governing their accounts at their Shareholder Organization. It is the responsibility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis.

     Customers redeeming Shares through certain Shareholder Organizations or certified financial planners may incur transaction charges in connection with such redemptions. Such Customers should contact their Shareholder Organizations or certified financial planners for further information on transaction fees.

     Institutional Investors may redeem all or part of their Shares in accordance with any of the procedures described below. These procedures only apply to Customers of Shareholders Organizations for whom individual accounts have been established with CGFSC. Customers whose individual accounts are maintained by Shareholder Organizations must contact their Shareholder Organization directly to redeem Shares.

     If any portion of the Shares to be redeemed represents an investment made by check, the Trust and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations; such collection process may take up to fifteen days. An Institutional Investor who anticipates the need for more immediate access to its investment should purchase Shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Institutional Investor's account.



     Redemption by Wire or Telephone



     Institutional Investors who maintain an account at CGFSC and have so indicated on their application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC, by wire or telephone, to wire the redemption proceeds directly to the investor's predesignated bank account at any commercial bank in the United States. Institutional Investors may have their Shares redeemed by wire by instructing CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). No charge is imposed by Excelsior Funds for wiring redemption payments to Institutional Investors, although Shareholder Organizations may charge their Customers for wiring or crediting such redemption payments to their accounts. Information relating to such redemption services and charges, if any, is available to Customers directly from their Shareholder Organizations.


     In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank account designated to receive redemption proceeds, an Institutional Investor must send a written request to Excelsior Funds at the address listed below under "Redemption by Mail." Such requests must be signed by the investor, with signatures guaranteed (see "Redemption by Mail" below for details regarding signature guarantees). Further documentation may be requested.


     CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Trust or the Distributor. Excelsior Funds, CGFSC and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions believed to be genuine. Accordingly, shareholders will bear the risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including, without limitation, recording telephone instructions and/or requiring the caller to provide some form of personal identification.



     Redemption by Mail



     Shares may be redeemed by an Institutional Investor by submitting a written request for redemption to:



                                Excelsior Funds
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798


     A written request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed for each registered owner by its authorized officer exactly as the Shares are registered.

     A redemption request for an amount in excess of $50,000, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 909-1989 (from overseas, please call
(617) 557-1755) or at the address given above. CGFSC may require additional supporting documents. A redemption request will not be deemed to be properly received in good form until CGFSC receives all required documents in proper form.


     Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755).

     Other Redemption Information


     Institutional Investors may be required to redeem Shares in the Fund after 60 days written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance with respect to Shares of the Fund and the balance in such account falls below that minimum, the Customer may be required by the Shareholder Organization to redeem all or part of its Shares to the extent necessary to maintain the required minimum balance.



                               INVESTOR PROGRAMS


Exchange Privilege

     Shares of the Fund may be exchanged without payment of any exchange fee for Institutional Shares of any investment portfolio of Excelsior Institutional Trust at their respective net asset values, provided that such other shares may legally be sold in the state of the investor's residence.


     Excelsior Institutional Trust currently offers Institutional Shares in eight investment portfolios as follows:


     Equity Fund, a fund seeking long-term capital appreciation through investments in companies believed to represent good long-term values not currently recognized in the market prices of their securities;

     Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market;

     Value Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace;

     International Equity Fund, a fund seeking to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities;

     Balanced Fund, a fund seeking to provide a high total return from a diversified portfolio of equity and fixed income securities;

     Income Fund, a fund seeking to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity through investments in a broad range of investment-grade fixed income securities;

     Total Return Bond Fund, a fund seeking to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity through investments in a broad range of investment- grade fixed income securities; and

     Bond Index Fund, a fund seeking to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

     An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in Institutional Shares of an investment portfolio of Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

     An exchange of shares is treated for Federal and state income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shareholders exchanging Shares of the Fund for Institutional Shares of an investment portfolio of Excelsior Institutional Trust should carefully review the prospectus for such shares prior to making an exchange.

     The exchange option may be changed, modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organizations may charge their Customers fees. Customers should contact their Shareholder Organizations directly for further information.

     Exchanges by Telephone. For Institutional Investors who have previously selected the telephone exchange option, an exchange order may be placed by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). By establishing the telephone exchange option, the Institutional Investor authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. Excelsior Funds, Excelsior Institutional Trust, CGFSC and the Distributor are not responsible for the authenticity of exchange requests received by telephone that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, Excelsior Funds and Excelsior Institutional Trust will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

     During periods of substantial economic or market change, telephone exchanges may be difficult to complete. If an Institutional Investor is unable to contact CGFSC by telephone, the Institutional Investor may also deliver the exchange request to CGFSC in writing at the address noted above under "Redemption by Mail."



Retirement Plans


     Shares are available for purchase by Institutional Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York:

     IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;


     Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and


     Keogh Plans for self-employed individuals.


     Institutional Investors or Customers of Shareholder Organizations investing in Shares pursuant to a retirement plan are not subject to the minimum investment and mandatory redemption provisions described above. Detailed information concerning eligibility, service fees and other matters related to these plans is available from the Trust by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). Customers of Shareholder Organizations may purchase Shares pursuant to retirement plans if such plans are offered by their Shareholder Organizations.



                    NET INCOME, DIVIDENDS AND DISTRIBUTIONS

     The net income of the Portfolio is determined each Business Day (and on such other days as are deemed necessary in order to comply with Rule 22c-1 under the 1940 Act). This determination is made once during each such day as of 3 P.M. (Eastern time). All the net income of the Portfolio, as defined below, so determined is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.


     For this purpose the net income of the Portfolio (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Portfolio, less (ii) all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Portfolio. Securities are valued at amortized cost, which the trustees of the Portfolio have determined in good faith constitutes fair value for the purpose of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of a security held by the Portfolio is higher or lower than the price the Portfolio would receive if the security were sold. This valuation method will continue to be used until such time as the Trustees of the Portfolio determine that it does not constitute fair value for such purposes.


     The net income of the Fund is determined at the same time and on the same days as the net income of the Portfolio is determined. Substantially all of the net income of the Fund, as defined below, so determined is declared in Shares as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the Business Day they are purchased. Dividends are distributed monthly on or about the last Business Day of each month. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional full and fractional Shares at the rate of one Share for each one dollar of dividends.


     For this purpose the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued on the assets of the Fund (i.e., the Fund's pro rata share of the net income of the Portfolio), less (ii) all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.


     Since substantially all of the net income of the Fund is declared as a dividend each time net income is determined, the net asset value per Share of the Fund (i.e., the value of the net assets of the Fund divided by the number of Shares of the Fund outstanding) is expected to remain at $1.00 per Share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividends, is reflected by an increase in the number of Shares of the Fund in its account.

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the net income of the Fund is a negative amount, which could occur, for instance, upon default by an issuer of a security held by the Portfolio, the Trust would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the Trust would reduce the number of outstanding Shares of the Fund by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional Shares in the account of such shareholder which represents such shareholder's proportion of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by its investment in the Fund. Thus, the net asset value per Share of the Fund will, to the extent possible, be maintained at a constant $1.00.


                                     TAXES

     Each year, the Trust intends to qualify the Fund as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's non-U.S. source income may be subject to non-U.S. withholding taxes. If the Fund fails to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and the Fund's distributions would continue to be taxable as ordinary dividend income to shareholders. The Portfolio believes that it will not be required to pay any federal income or excise taxes.

     Shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and realized net capital gains distributions, if any, they receive from the Fund. Dividends from income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains, if any, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year. Dividends and capital gain distributions, if any, paid to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. After the end of each calendar year, each shareholder will receive information for tax purposes on the dividends and any realized net capital gains distributions received during that calendar year including the portion taxable as ordinary income and the portion taxable as capital gain.

     Because all of the Fund's income is expected to be derived from earned interest or short-term capital gain, it is anticipated that all of the Fund's distributions will be taxable to shareholders as ordinary income (rather than capital gain). For the same reason, it is also anticipated that no part of such distributions will be eligible for the dividends-received deduction for corporations.

     The Trust may be required to withhold federal income tax at the rate of 31% from all taxable distributions payable to shareholders who do not provide the Trust with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

     The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     Foreign Shareholders. The Fund will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.


                   MANAGEMENT OF THE TRUST AND THE PORTFOLIO


     The Trust has retained the services of U.S. Trust Company of Connecticut ("U.S. Trust CT"), CGFSC and Federated Administrative Services ("FAS") (collectively, the "Trust Administrators") as administrators. Cash Reserves Portfolio has retained the services of Signature Financial Group (Cayman) Ltd. ("SFG") as administrator. Citibank is the investment adviser for the Portfolio. The Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of the Fund in the Portfolio. Therefore, the Trust relies primarily on the investment advice which Citibank provides to the Portfolio. For biographical information relating to each of the Trustees and officers of the Trust and the Portfolio, see "Management of the Trust and the Portfolio" in the Statement of Additional Information.



                              Investment Adviser


     The Investment Adviser manages the assets of the Portfolio pursuant to an Investment Advisory Agreement with the Portfolio. Subject to such policies as the Trustees of the Portfolio may determine, the Investment Adviser manages the Portfolio, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains records relating to such purchases and sales. The Investment Adviser maintains its principal offices at 153 East 53rd Street, New York, New York 10043, and is a wholly-owned subsidiary of Citicorp, a registered bank holding company. The Investment Adviser offers a wide range of banking and investment services to customers, and together with its affiliates currently manages more than $88 billion in assets.

     For its services under the Investment Advisory Agreement, the Investment Adviser is entitled to receive investment advisory fees, which are accrued daily and paid monthly, of 0.15% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. The Investment Adviser may waive portions of this fee. The Portfolio paid advisory fees to the Investment Adviser at the annual rate of 0.07% of the Portfolio's average daily net assets, and the Investment Adviser voluntary waived fees at the annual rate of 0.08% of the Portfolio's average daily net assets, during the fiscal year ended August 31, 1997.



                                Administrators


     The Portfolio has an Administrative Services Plan which provides that the Portfolio may obtain the services of an administrator, a transfer agent, a custodian and a fund accountant, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio's Administrative Services Plan, fees paid to the Portfolio's administrator may not exceed 0.05% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year.

     Pursuant to an Administration Agreement and an Administrative Services Agreement, respectively, the Trust Administrators and SFG (collectively, the "Administrators") provide the Trust and the Portfolio, respectively, with general office facilities and supervise the overall administration of the Trust and the Portfolio, respectively, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolio; the preparation and filing of certain documents required for compliance by the Trust and the Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolio. The Trust Administrators also assist in developing and monitoring compliance procedures for the Fund, including procedures to monitor compliance with the Fund's investment objective, policies and restrictions. SFG provides persons satisfactory to the Board of Trustees of the Portfolio to serve as Trustees and officers of the Portfolio. Such officers and Trustees of the Portfolio may be directors, officers or employees of SFG or its affiliates.

     As compensation for providing these services and facilities to the Trust and the Portfolio: (i) the Trust Administrators are jointly entitled to an annual fee from the Fund, computed daily and paid monthly, at the maximum annual rate of 0.10% of the Fund's average daily net assets; and (ii) SFG is entitled to fees from the Portfolio, accrued daily and paid monthly, of 0.05% of the assets of the Portfolio on an annualized basis for the Portfolio's then-current fiscal year. From time to time, the Administrators may voluntarily waive all or a portion of the administration fees payable to them, which waivers may be terminated at any time.

     For the fiscal year ended August 31, 1997, SFG waived all administration fees with respect to the Portfolio. From April 1, 1997 to May 15, 1997, CGFSC, FAS and United States Trust Company of New York ("U.S. Trust NY") served as the Trust's administrators pursuant to an administration agreement substantially similar to the administration agreement currently in effect for the Trust. On May 16, 1997, U.S. Trust CT replaced U.S. Trust NY as one of the Trust's administrators. For the period from April 1, 1997 to August 31, 1997, CGFSC, FAS, U.S. Trust CT and U.S. Trust NY collectively received an aggregate administration fee at the effective annual rate of 0.01% of the Fund's average daily net assets. For the same period, they collectively waived administration fees at the effective annual rate of 0.09% of the Fund's average daily net assets.

     Prior to April 1, 1997, Signature Broker-Dealer Services, Inc. ("SBDS") served as the Trust's administrator. For the period from September 1, 1996 to March 31, 1997, SBDS received an administration fee at the effective annual rate of 0.01% of the Fund's average daily net assets. SBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.


                               Sub-Administrator


     Pursuant to a Sub-Administrative Services Agreement, Citibank performs such sub-administrative duties for the Portfolio as are from time to time agreed upon by Citibank and SFG. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Portfolio, participation in the preparation of documents required for compliance by the Portfolio with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees of, and investors in, the Portfolio, and other functions which would otherwise be performed by SFG as set forth above. For its services as sub-administrator, Citibank receives such compensation as from time to time is agreed upon by SFG and Citibank, but not more than 0.05% per annum of the average daily net assets of the Portfolio. All such compensation is paid by SFG.

                                  Distributor

     Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distributor"), Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897, acts as principal underwriter for the Shares. Edgewood Services, Inc., a registered broker-dealer and a wholly-owned subsidiary of Federated Investors, is unaffiliated with the Investment Adviser or any of its affiliates.

     At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

     In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such payments will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.


                           Shareholder Organizations

     As described above under "Purchase Procedures," the Trust may enter into agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, the Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of 0.40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Trust Administrators have voluntarily agreed to waive fees payable by the Fund in an aggregate amount equal to administrative service fees payable by the Fund.


                        Custodians and Transfer Agents


     U.S. Trust NY serves as custodian of the Fund's assets. Communications to the custodian should be directed to U.S. Trust NY, 114 West 47th Street, New York, NY 10036. CGFSC provides transfer agency, dividend disbursement and registrar services to the Fund. CGFSC has its principal offices at 73 Tremont Street, Boston, MA 02108-3913.

     The Portfolio has entered into a Transfer Agency Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as custodian and State Street Canada, Inc. ("State Street Canada") acts as transfer agent and provides fund accounting services to the Portfolio. State Street has its principal offices at 225 Franklin Street, Boston, MA 02110. State Street Canada has its principal offices at 40 King Street West, Suite 5700, Toronto, Ontario, Canada. See "Management of the Trust and the Portfolio -- Transfer Agents and Custodians" in the Statement of Additional Information.


                                   Expenses


     The respective expenses of the Trust and the Portfolio include the compensation of their respective Trustees who are not affiliated with the Investment Adviser or the Administrators; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust or the Portfolio; insurance premiums; and expenses of calculating the net asset value of, and the net income on, interests in the Portfolio and Shares of the Fund.

     Expenses of the Trust also include all fees under its Administration Agreement; expenses of distributing and redeeming Shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of Shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

     Expenses of the Portfolio also include all fees under the Portfolio's Administrative Services Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; and the advisory fees payable to the Investment Adviser under the Advisory Agreement.



                                 Banking Laws


     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. U.S. Trust CT, Citibank and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should legislative, judicial, or administrative action prohibit or restrict the activities of U.S. Trust CT, Citibank or other Shareholder Organizations in connection with purchases of Fund Shares, U.S.

Trust CT, Citibank and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect its net asset value per Share or result in financial loss to any shareholder.



             DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


     The Trust Instrument of the Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. The Trust reserves the right to create and issue any number of series, in which case investments in each series would participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has one active series: Excelsior Institutional Money Fund.


     Each Share of the Fund represents an interest in the Fund that is proportionate with the interest represented by each other Share. Shares have no preference, preemptive, conversion or similar rights. Shares are fully paid and nonassessable when issued, except as set forth below. Shareholders are entitled to one vote for each Share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees of the Trust at a shareholders meeting by vote of two-thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Excelsior Funds is a business trust organized under the laws of the State of Delaware. Under Delaware law, shareholders of Delaware business trusts are entitled to the same limitation on personal liability extended to shareholders of private for-profit corporations organized under the General Corporation Law of the State of Delaware; the courts of other states may not apply Delaware law, however, and shareholders may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust and the Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and the Fund itself was unable to meet its obligations.

     Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

     The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, it is not expected that the liabilities of the Portfolio would ever exceed its assets. For more information regarding the Trustees of the Trust and the Portfolio, see "Management of the Trust and the Portfolio" in the Statement of Additional Information.



                               YIELD INFORMATION

     From time to time, in advertisements or in reports to shareholders, the yield of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield of the Fund may be compared to the applicable averages compiled by Donaghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. The yield of the Fund may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yield of the Fund.

     The Fund may advertise a seven-day yield, which refers to the income generated over a particular seven-day period identified in the advertisement by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a fifty-two week period, and is then shown as a percentage of the investment. The Fund may also advertise its "effective yield," which is calculated similarly except that, when annualized, income is assumed to be reinvested, thereby making the effective yield slightly higher because of the compounding effect of the assumed reinvestment. See "Yield Information" in the Statement of Additional Information.

     Yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of performance.


                                 MISCELLANEOUS

     Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants.

                       APPENDIX - DESCRIPTION OF RATINGS


Description of the Highest Commercial Paper Ratings


     A commercial paper rating by Moody's Investors Service, Inc. ("Moody's") is an opinion of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. Prime-1 is the highest commercial paper rating employed by Moody's. Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

     A commercial paper rating by Standard & Poor's Ratings Services ("Standard & Poor's") is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. A-1 is the highest commercial paper rating employed by Standard & Poor's. Issues assigned an "A" rating are regarded as having the greatest capacity for timely payment, and an issue designated with an A-1 rating is regarded as having a strong degree of safety with regard to timely payment. Those issues determined to possess extremely strong safety characteristics are rated A-1+.


Description of the Highest Corporate Bond Ratings

     Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality by all standards. Together with bonds rated Aa (Moody's second highest rating) they comprise what are generally known as high-grade bonds.


     Debt rated AAA by Standard & Poor's represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                       CHASE GLOBAL FUNDS SERVICES COMPANY        NEW
                       CLIENT SERVICES                            ACCOUNT
                       P.O. BOX 2798                              APPLICATION
                       BOSTON, MA 02208-2798
[GRAPHIC OMITTED]      (800) 909-1989

Account Registration

[ ] Institutional       [ ] Trust       [ ] Other _________________________

Note: Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument.


------------------------------------------------------               ------------------------------------------------------------
Name(s) (please print)                                               Social Security # or Taxpayer Identification #

                                                                     (   )
------------------------------------------------------               ------------------------------------------------------------
Name                                                                 Telephone #

------------------------------------------------------
Address                                                              [ ] U.S. Citizen  [ ] Other (specify)
                                                                                                           ----------------------
------------------------------------------------------
City/State/Zip Code

Fund Selection (The minimum initial investment is $1,000. Make checks payable to "Excelsior Funds.")

                                        Initial Investment

[ ] Institutional Money Fund           $__________________ 204

Note: If investing by wire, you must obtain a     A. By Mail: Enclosed is a check in the amount of $_______ payable to "Excelsior
Bank Wire Control Number. To do so, please                    Funds."
call (800) 909-1989 and ask for the Wire Desk.    B. By Wire: A bank wire in the amount of $________ has been sent to the Fund from ____________________________________  ______________________________
                                                                 Name of Bank                     Wire Control Number

Capital Gain and Dividend Distributions: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
[ ] All dividends are to be                       [ ] reinvested                   [ ] paid in cash
[ ] All capital gains are to be                   [ ] reinvested                   [ ] paid in cash

Account Privileges

Telephone exchange and redemption
[ ] I/We appoint CGFSC, as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Excelsior Funds, Excelsior Institutional Trust, CGFSC and their directors, trustees, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Excelsior Funds and Excelsior Institutional Trust fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.
I/We further acknowledge that it my/our responsibility to read the Prospectus of any fund of Excelsior Institutional Trust into which I/We exchange.
[ ] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

Authority to transmit redemption proceeds to pre-designated account.
I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in Excelsior Funds and to wire the amount withdrawn to the following commercial bank account.

Title on Bank Account* ________________________________________________________

Name of Bank __________________________________________________________________

Bank A.B.A. Number _______________________ Account Number _____________________

Bank Address __________________________________________________________________

City/State/Zip Code____________________________________________________________
(attach voided check here)

A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.
*Title on bank and Fund account must be identical.

Agreements and Signatures

By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

[ ] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (Note: If any or all of Part 2 is not true, please strike out that part before signing.)

[ ] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).


I/We represent that I am/we are of legal age and capacity to purchase shares of Excelsior Funds. I/We have received, read and carefully reviewed a copy of the Fund's current Prospectus and agree to its terms and by signing below. I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and Fund Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; that while the Fund seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions, there can be no assurance that it will be able to do so on a continuous basis; and investment in the Fund involves investment risk, including the possible loss of the principal amount invested.


The Internal Revenue Service does not require your consent to any provisions of this form other than the certifications required to avoid backup withholding.


X ____________________________________  Date __________________________________
Owner Signature

X ____________________________________  Date __________________________________
Co-Owner Signature

Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.)

For Use by Authorized Agent (Broker/Dealer) Only


We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc. and with the Prospectus and Statement of Additional Information of the Fund.


___________________________________________  __________________________________
Investment Dealer's Name                     Source of Business Code

___________________________________________  __________________________________
Main Office Address                          Branch Number

___________________________________________  __________________________________
Representative's Number                      Representative's Name

___________________________________________  __________________________________
Branch Address                               Telephone

___________________________________________  __________________________________
Investment Dealer's Authorized Signature     Title

                               TABLE OF CONTENTS




                                                                 Page
                                                                ------
SUMMARY OF EXPENSES ........................................       1
FINANCIAL HIGHLIGHTS   .....................................       2
INVESTMENT OBJECTIVE AND POLICIES  .........................       3
SPECIAL INFORMATION CONCERNING HUB
   AND SPOKE(R) STRUCTURE ..................................       7
PRICING OF SHARES   ........................................       8
HOW TO PURCHASE AND REDEEM SHARES ..........................       9
INVESTOR PROGRAMS   ........................................      13
NET INCOME, DIVIDENDS AND
   DISTRIBUTIONS ...........................................      15
TAXES   ....................................................      16
MANAGEMENT OF THE TRUST AND THE
   PORTFOLIO  ..............................................      17
DESCRIPTION OF SHARES, VOTING RIGHTS
   AND LIABILITIES  ........................................      21
YIELD INFORMATION   ........................................      22
MISCELLANEOUS ..............................................      22
APPENDIX - DESCRIPTION OF RATINGS  .........................     A-1

      No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in Excelsior Funds' Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by Excelsior Funds or its Distributor. This Prospectus does not constitute an offer by Excelsior Funds or its Distributor in any jurisdiction in which, or to any person to whom, such offer may not lawfully be made.

EIMFP 198

===============================================================================


                                [GRAPHIC OMITTED]



                                 INSTITUTIONAL

                                  MONEY FUND





















                                  Prospectus
                                January 1, 1998


===============================================================================

                       STATEMENT OF ADDITIONAL INFORMATION


Excelsior Funds                                                 January 1, 1998
73 Tremont Street
Boston, Massachusetts 02108
(617) 557-8000



Excelsior Institutional Money Fund

         Excelsior Institutional Money Fund (the "Fund") is a series of Excelsior Funds (the "Trust"). This Statement of Additional Information describes the Fund only and no other series of the Trust.


                                TABLE OF CONTENTS

         THE TRUST...........................................................  3
         INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.....................  3
         SECURITIES TRANSACTIONS............................................. 12
         YIELD INFORMATION................................................... 12
         DETERMINATION OF NET ASSET VALUE; VALUATION
           OF SECURITIES; REDEMPTION IN KIND................................. 13
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................... 15
         MANAGEMENT OF THE TRUST AND THE PORTFOLIO........................... 16
         INDEPENDENT ACCOUNTANTS............................................. 29
         COUNSEL............................................................. 29
         TAXATION............................................................ 29
         DESCRIPTION OF THE TRUST; FUND SHARES............................... 32
         MISCELLANEOUS....................................................... 33
         FINANCIAL STATEMENTS................................................ 34

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus as it may be amended from time to time (the "Prospectus"). This Statement of Additional Information should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust at the address and telephone number shown above. Terms used but not defined herein, which are defined in the Prospectus, are used herein as defined in the Prospectus.


         SHARES OF THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND THE SHARES ARE NOT FEDERALLY INSURED BY GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUND SEEKS TO MAINTAIN ITS NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE

ABLE TO DO SO ON A CONTINUING BASIS. INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

                                    THE TRUST

         The Trust is an open-end diversified management investment company which was organized as a business trust under the laws of the State of Delaware on October 25, 1993. Shares of the Trust have been divided into separate series. This Statement of Additional Information describes the Excelsior Institutional Money Fund (the "Fund" or "Institutional Money Fund"). As of the date hereof, there are no other active series of the Trust, although new series may be added from time to time.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


         The investment objective of the Institutional Money Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a diversified open-end management investment company with the same investment objective as the Fund. The Portfolio seeks to achieve this investment objective by investing in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S.
issuers.


         Citibank, N.A. ("Citibank") is the investment adviser (the "Adviser") of the Portfolio. The Adviser manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. The selection and management of investments for the Portfolio and the way it is managed depend on the conditions and trends in the economy and the financial marketplaces.


         The following discussion supplements the information contained in the Prospectus concerning the investment objective, policies and restrictions of the Fund. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, references below to the Portfolio's investment objective, strategies and techniques also include the Fund.


         The Trust may withdraw the Fund's investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would be invested in accordance with the investment objective, policies and restrictions described below and in the Prospectus with respect to the Portfolio. The approval of the Fund's shareholders is not required to change the Fund's investment objective or any of its investment policies.

                             Cash Reserves Portfolio


         The approval of the investors in Cash Reserves Portfolio is not required to change the Portfolio's investment objective or any of the Portfolio's investment policies discussed below, including those concerning security transactions, other than the Portfolio's concentration policy with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without investor approval.

         The Portfolio seeks to achieve its investment objective through investments limited to the following types of U.S. dollar-denominated money market instruments. All investments by the Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "high quality" securities (i.e., rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigned a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund and the Portfolio are each classified as "diversified," although in the case of the Fund, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

         The Portfolio will limit its investments to the types of instruments described below:

(1) Bank obligations. The Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in the Portfolio. Bank obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

         The Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. The Portfolio may also invest in certificates of deposit issued by banks having total assets of less than $1 billion, the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.


         U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


         The Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland),

Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.

         Since the Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

         The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio will purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank, and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

         U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.


         Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

(2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.

(3) Commercial Paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Services ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Adviser (on behalf of the Portfolio's Board of Trustees), such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. (For a description of these ratings see the Appendix to the Prospectus.)


(4) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association, and (iii) obligations of the Student Loan Marketing Association, respectively.

(5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian either physically orin book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, the Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments.


(6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables.
(See "Asset-Backed Securities" below.)


         The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

         Asset-Backed Securities. As set forth above, the Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.


         Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Portfolio may invest in other asset-backed securities that may be developed in the future.

         Lending of Portfolio Securities. Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party to a loan has the right to terminate the loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the cash collateral (subject to a rebate payable to the borrower) or a fee from the borrower in the event the collateral consists of securities. Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Adviser determines to make loans, it is intended that the value of the securities loaned by the Portfolio would not exceed 33 1/3% of the value of its net assets.


                             Investment Restrictions

         The Trust, on behalf of the Fund, and the Portfolio have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund or the Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.


         The Trust, on behalf of the Fund, and the Portfolio may not:

         (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed one third of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed. Moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value). It is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);


         (2) purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;


         (4) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;


         (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

         (6) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Fund or the Portfolio, respectively (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; provided that, if the Trust withdraws the investment of the Fund from the Portfolio, the Trust will invest the assets of the Fund in bank obligations to the same extent and with the same reservation as the Portfolio; and provided further, that nothing in this investment restriction is intended to affect the Fund's ability to invest 100% of its assets in the Portfolio; or

         (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

         Percentage and Rating Restrictions. If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy.

                             SECURITIES TRANSACTIONS


         The Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the Portfolio, rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.


         Investment decisions for the Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


         No transactions are executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker.

                                YIELD INFORMATION

         Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

         From time to time, the Trust in its advertising and sales literature for the Fund may refer to the growth of assets managed or administered by the Adviser over certain time periods. Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report and other publications.


         The annualized current seven-day yield of the Institutional Money Fund for the period ended August 31, 1997 was 5.55%. For the same period, the annualized effective seven-day yield of the Fund, based upon dividends declared daily and reinvested monthly, was 5.71%.


                   DETERMINATION OF NET ASSET VALUE; VALUATION
                        OF SECURITIES; REDEMPTION IN KIND

         The Prospectus discusses when the net asset value of the Fund is determined for purposes of sales and redemptions. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total assets of the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. The following is a description of the procedures used by the Portfolio in valuing its assets.

         The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.


         The Portfolio's use of the amortized cost method of valuing its securities is permitted by Rule 2a-7 under the 1940 Act ("Rule 2a-7"). The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having or deemed to have remaining maturities of 397 days or less (or instruments subject to a repurchase agreement having a duration of 397 days or less), and invest only in securities determined by the Adviser (under the supervision of the Board of Trustees) to be of high quality and to present minimal credit risks. The Portfolio has informed the Trust that the Portfolio has established procedures designed to ensure that securities purchased by the Portfolio meet its high quality criteria.

         Pursuant to Rule 2a-7, the Board of Trustees of the Portfolio also has established procedures designed to allow the Fund (and other investors in the Portfolio) to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures include review of the Portfolio's holdings by its Board of Trustees, at such intervals as the Board deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.


         Rule 2a-7 also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;

         or valuing the Portfolio's assets by using available market quotations.


         The Trust, on behalf of the Fund, and the Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made in securities by the Portfolio or the Fund, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust will redeem in kind Fund Shares only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the New York Stock Exchange (the "Exchange") is open for business. Normally, as of 3:00 P.M. (Eastern time) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of such time of valuation on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time of valuation on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the time of valuation on the following day the Exchange is open for trading.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares are continuously offered for sale by Edgewood Services, Inc. ("Edgewood" or the "Distributor"), a wholly-owned subsidiary of Federated Investors. As described in the Prospectus, Shares are offered to institutional investors ("Institutional Investors"). Shares may be purchased directly from the Distributor or through Shareholder Organizations. Different types of Customer accounts at certain Shareholder

Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, a Shareholder Organization may automatically "sweep" the accounts of its Customers not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customers in shares selected by its Customers. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization. Check writing privileges are available to investors upon request to the Trust.

         As stated in the Prospectus, no sales charge is imposed by the Trust on the purchase of Shares or reinvestment of dividends or distributions. Additionally, the Trust does not currently charge any fees for the exchange of Shares pursuant to the exchange program described in the Prospectus.

         Shareholders should be aware, however, that certain Shareholder Organizations may charge a Customer's account fees for exchange orders and other cash management services provided. Customers should contact their Shareholder Organization directly for further information.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

         In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than the shareholder's original investment due to changes in the market prices of the portfolio securities of the Fund or the Portfolio.


                             Other Investor Programs


         As described in the Prospectus, Shares of the Fund may be exchanged for Institutional Shares of any investment portfolio of Excelsior Institutional Trust. Shares of the Fund may be purchased in connection with Unit Investment Trust Automatic Dividend Reinvestment Plans, the Automatic Investment Program, and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.



                    MANAGEMENT OF THE TRUST AND THE PORTFOLIO


         The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Unless otherwise indicated below, the address of each Trustee and officer of the Trust is 73 Tremont Street, Boston, Massachusetts 02108, and the address of each Trustee and officer of the Portfolio is 6 St. James Avenue, Boston, Massachusetts 02116. The address of the Portfolio is Elizabethan Square, George Town, Grand Cayman, Cayman Islands, British West Indies.

                       Trustees and Officers of the Trust


Trustees and Officers


                  The Trustees and officers of the Trust, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                              Position
                                              with the                 Principal Occupation During Past 5
Name and Address                              Trust                    Years and Other Affiliations
--------------------                          -----------              ----------------------------------
Frederick S. Wonham*                          Chairman of              Retired; Director of Excelsior
238 June Road                                 the Board,               Funds, Inc. and Excelsior Tax-
Stamford, CT  06903                           President                Exempt Funds, Inc. (since 1995);
Age:  66                                      and                      Trustee of Excelsior Institutional
                                              Treasurer                Trust (since 1995); Vice Chairman
                                                                       of U.S. Trust Corporation and
                                                                       United States Trust Company of New
                                                                       York (from February 1990 until
                                                                       September 1995); Chairman, U.S.
                                                                       Trust Company of Connecticut (from
                                                                       March 1993 to May 1997).

Rodman L. Drake                               Trustee                  Director, Excelsior Funds, Inc.
485 Park Avenue                                                        and Excelsior Tax-Exempt Funds,
New York, NY  10022                                                    Inc. (since 1996); Trustee,
Age:  54                                                               Excelsior Institutional Trust
                                                                       (since 1994); Director, Parsons
                                                                       Brinkerhoff Energy Services Inc.
                                                                       (since 1996); Director, Parsons
                                                                       Brinkerhoff, Inc. (engineering
                                                                       firm) (since 1995); President,
                                                                       Mandrake Group (investment and
                                                                       consulting firm) (since 1994);
                                                                       Director, Hyperion Total Return
                                                                       Fund, Inc. and four other funds
                                                                       for which Hyperion Capital
                                                                       Management, Inc. serves as
                                                                       investment adviser (since 1991);
                                                                       Co-chairman, KMR Power Corporation
                                                                       (power plants) (from 1993 to
                                                                       1996); Director, The Latin
                                                                       American Growth Fund (since 1993);
                                                                       Member of Advisory Board,
                                                                       Argentina Private Equity Fund L.P.
                                                                       (from 1992 to 1996) and Garantia
                                                                       L.P. (Brazil) (from 1993 to 1996);
                                                                       and Director, Mueller Industries,
                                                                       Inc. (from 1992 to 1994).

----------
* This Trustee is considered to be an "interested person" of the Trust as defined in the 1940 Act.




                                              Position
                                              with the                 Principal Occupation During Past 5
Name and Address                              Trust                    Years and Other Affiliations
--------------------                          -----------              ----------------------------------
W. Wallace McDowell, Jr.                      Trustee                  Director of Excelsior Funds, Inc.
c/o Prospect Capital Corp.                                             and Excelsior Tax-Exempt Funds,
43 Arch Street                                                         Inc. (since 1996); Trustee of
Greenwich, CT  06830                                                   Excelsior Institutional Trust
Age:  60                                                               (since 1994); Private Investor
                                                                       (since 1994); Managing Director,
                                                                       Morgan Lewis Githens & Ahn (from
                                                                       1991 to 1994); and Director, U.S.
                                                                       Homecare Corporation (since 1992),
                                                                       Grossmans, Inc. (from 1993 to
                                                                       1996), Children's Discovery
                                                                       Centers (since 1984), ITI
                                                                       Technologies, Inc. (since 1992)
                                                                       and Jack Morton Productions (since
                                                                       1987).

Jonathan Piel                                 Trustee                  Director of Excelsior Funds, Inc.
558 E. 87th Street                                                     and Excelsior Tax-Exempt Funds,
New York, NY  10128                                                    Inc. (since 1996); Trustee of
Age:  58                                                               Excelsior Institutional Trust
                                                                       (since 1994); Vice President and
                                                                       Editor, Scientific American, Inc.
                                                                       (from 1986 to 1994); Director,
                                                                       Group for The South Fork,
                                                                       Bridgehampton, New York (since
                                                                       1993); and Member, Advisory
                                                                       Committee, Knight Journalism
                                                                       Fellowships, Massachusetts
                                                                       Institute of Technology (since
                                                                       1984).

W. Bruce McConnel, III                        Secretary                Partner of the law firm of Drinker
Philadelphia National Bank                                             Biddle & Reath LLP.
  Building
1345 Chestnut Street
Philadelphia, PA  19107
Age:  54

Gregory Sackos                                Assistant                Second Vice President, Senior
Chase Global Funds                            Secretary                Manager of Blue Sky Compliance and
  Services Company                                                     Financial Reporting, Chase Global
73 Tremont Street                                                      Funds Services Company (March 1997
Boston, MA  02108-3913                                                 to present); Second Vice
Age:  32                                                               President, Senior Manager of
                                                                       Financial Reporting, Chase Global Funds
                                                                       Services Company (September 1996 to
                                                                       March 1997); and Assistant Vice
                                                                       President, Assistant Manager of
                                                                       Financial Reporting, Scudder, Stevens &
                                                                       Clark Inc. (October 1992 to September
                                                                       1996).







                                              Position
                                              with the                 Principal Occupation During Past 5
Name and Address                              Trust                    Years and Other Affiliations
--------------------                          -----------              ----------------------------------
John M. Corcoran                              Assistant                Vice President, Director of
Chase Global Funds                            Treasurer                Administration Client Group, Chase
  Services Company                                                     Global Funds Services Company
73 Tremont Street                                                      (since July 1996); Second Vice
Boston, MA  02108-3913                                                 President, Manager of
Age:  32                                                               Administration, Chase Global Funds
                                                                       Services Company (from October 1993 to
                                                                       July 1996); and Audit Manager, Ernst &
                                                                       Young LLP (from August 1987 to
                                                                       September 1993).


         Each Trustee receives an annual fee of $4,000 plus a meeting fee of $250 for each meeting attended and is reimbursed for expenses incurred in attending meetings. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. The employees of Chase Global Funds Services Company do not receive any compensation from the Trust for acting as officers of the Trust. No person who is currently an officer, director or employee of the Adviser serves as an officer, Trustee or employee of the Trust.

         The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 1997 is set forth in the chart below.




                                                           PENSION OR                              TOTAL
                                                           RETIREMENT                              COMPENSATION
                                                           BENEFITS           ESTIMATED            FROM THE
                                    AGGREGATE              ACCRUED AS         ANNUAL               TRUST AND
                                    COMPENSATION           PART OF            BENEFITS             FUND COMPLEX*
                                    FROM THE               TRUST              UPON                 PAID TO
                                    TRUST                  EXPENSES           RETIREMENT           TRUSTEES
                                    -----                  --------           ----------           --------
Frederick S. Wonham                 $5,000                 None               None                 (4)**$45,000

Rodman L. Drake***                  $4,750                 None               None                 (4)**$29,000

W. Wallace McDowell***              $4,750                 None               None                 (4)**$29,000

Jonathan Piel***                    $5,000                 None               None                 (4)**$32,500



-------------

* The "Fund Complex" consists of the Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust and UST Master Variable Series, Inc. The Trust has no pension plan.


** Number of investment companies in the Fund Complex for which Trustee serves as director or trustee.

*** Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. on December 9, 1996.


                     Trustees and Officers of the Portfolio


     The Trustees and officers of Cash Reserves Portfolio, their ages and principal occupations during the past five years are set forth below.



                            Trustees of the Portfolio


         ELLIOTT J. BERV - Chairman and Director, Catalyst, Inc. (Management Consultants) (since June 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June 1991 to June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine 04110. His age is 54.

         WALTER E. ROBB, III - President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since
1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since
1989); Trustee of certain registered investment companies in the MFS family of funds. His address is 35 Farm Road, Sherborn, Massachusetts 01770. His age is 71.

         MARK T. FINN - President and Director, Delta Financial, Inc. (since June 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April 1990); Director, Vantage Consulting Group, Inc. (since October 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia 23451. His age is 54.

         PHILIP W. COOLIDGE* - President of the Portfolio; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS, Inc. His age is 46.

--------------------------

* This Trustee is considered to be an "interested person" of the Portfolio as defined in the 1940 Act.

                            Officers of the Portfolio

         PHILIP W. COOLIDGE; 46 -- President of the Portfolio; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS, Inc.

         CHRISTINE A. DRAPEAU; 27 -- Assistant Secretary and Assistant Treasurer of the Portfolio; Assistant Vice President, Signature Financial Group, Inc. (since January 1996); Paralegal and Compliance Officer, various financial companies (July 1992 to January 1996); Graduate Student, Bentley College (prior to December 1994).

         JOHN R. ELDER; 49 -- Treasurer of the Portfolio; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer, CFBDS, Inc. (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (1983 to March 1995).

         LINDA T. GIBSON; 32 -- Secretary of the Portfolio; Vice President, Signature Financial Group, Inc. (since May 1992); Assistant Secretary, CFBDS, Inc. (since October 1992).

         JOAN R. GULINELLO; 42 -- Assistant Secretary and Assistant Treasurer of the Portfolio; Vice President, Signature Financial Group, Inc. (since October
1993); Secretary, CFBDS, Inc. (since

October 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October 1993).


         JAMES E. HOOLAHAN; 50 -- Vice President, Assistant Secretary and Assistant Treasurer of the Portfolio; Senior Vice President, Signature Financial Group, Inc.

         SUSAN JAKUBOSKI; 33 -- Vice President, Assistant Treasurer and Assistant Secretary of the Portfolio; Vice President, Signature Financial Group (Cayman) Ltd. (since August 1994); Fund Compliance Administrator, Concord Financial Group (November 1990 to August 1994). Her address is Suite 193, 12 Church Street, Hamilton HM 11, Bermuda.

         MOLLY S. MUGLER; 46 -- Assistant Secretary and Assistant Treasurer of the Portfolio; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS, Inc.

         SHARON M. WHITSON; 49 -- Assistant Secretary and Assistant Treasurer of the Portfolio; Assistant Vice President, Signature Financial Group, Inc.

         JULIE J. WYETZNER; 38 -- Vice President, Assistant Secretary and Assistant Treasurer of the Portfolio; Vice President, Signature Financial Group, Inc.


         The Trustees and officers of the Portfolio also hold comparable positions with certain other investment companies for which Signature Financial Group (Cayman) Ltd. or an affiliate serves as the distributor or administrator. Mr. Coolidge is also a Trustee of Landmark Funds III, Landmark Premium Funds and CitiFunds Institutional Trust, open-end investment companies, of which series of each are investors in the Portfolio, and each officer of the Portfolio holds the same position with those investment companies.

         The compensation paid to the Trustees of the Portfolio for the year ended August 31, 1997 is set forth in the table below.

                                                        PENSION OR                              TOTAL
                                                        RETIREMENT                              COMPENSATION
                                                        BENEFITS             ESTIMATED          FROM THE
                                 AGGREGATE              ACCRUED AS           ANNUAL             PORTFOLIO AND
                                 COMPENSATION           PART OF THE          BENEFITS           FUND COMPLEX
                                 FROM THE               PORTFOLIO'S          UPON               PAID TO
                                 PORTFOLIO              EXPENSES             RETIREMENT         TRUSTEES*
                                 ------------           -----------          ----------         -------------
Elliott J. Berv                  $16,554.71             None                 None               $55,000





                                                        PENSION OR                              TOTAL
                                                        RETIREMENT                              COMPENSATION
                                                        BENEFITS             ESTIMATED          FROM THE
                                 AGGREGATE              ACCRUED AS           ANNUAL             PORTFOLIO AND
                                 COMPENSATION           PART OF THE          BENEFITS           FUND COMPLEX
                                 FROM THE               PORTFOLIO'S          UPON               PAID TO
                                 PORTFOLIO              EXPENSES             RETIREMENT         TRUSTEES*
                                 ------------           -----------          ----------         --------------
Philip W. Coolidge               None                   None                 None               None

Mark T. Finn                     $12,580.22             None                 None               $52,000

Walter E. Robb, III              $14,359.40             None                 None               $50,000

------------------

* Messrs. Coolidge, Berv, Finn and Robb are trustees of 55, 31, 26 and 24 funds, respectively, in the family of open-end registered investment companies advised or managed by Citibank.


                                    * * * * *


         The Trust's Trust Instrument provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Declaration of Trust of the Portfolio provides for similar indemnification of the Trustees and officers of the Portfolio.

         As of December 18, 1997, the Trustees and officers of the Trust and the Portfolio as a group owned beneficially less than 1% of the outstanding shares of the Fund and the Portfolio.

                               Investment Adviser

         Citibank manages the assets of the Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement"). Subject to such policies as the Portfolio's Board of Trustees may determine, the Adviser manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Advisory Agreement will continue in effect as long as such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

         The Advisory Agreement provides that the Adviser may render services to others. The Advisory Agreement is terminable by the Portfolio without penalty on not more than 60 days' nor less than 30 days' written notice when authorized either by vote of a majority of the outstanding voting securities of the Portfolio or by a vote of a majority of the Portfolio's Board of Trustees, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.


         Cash Reserves Portfolio commenced investment operations on May 3, 1990. The Institutional Money Fund commenced investment operations (and its investments in the Portfolio) on November 8, 1993.


         The Prospectus contains a description of the fees payable to the Adviser under the Advisory Agreement. For the fiscal years ended August 31, 1995, 1996 and 1997, the fees paid to the Adviser under the Advisory Agreement were $4,097,854, $6,140,512 and $9,148,204, respectively (of which $2,306,161,
$3,426,821 and $4,752,918 was voluntarily waived for the fiscal years ended August 31, 1995, 1996 and 1997, respectively).

         The Glass-Steagall Act prohibits certain financial institutions, such as Citibank or U.S. Trust Company of Connecticut ("U.S. Trust CT"), from engaging in the business of underwriting securities of open-end investment companies, such as the Trust or the Portfolio. Citibank believes that the investment advisory services and the sub-administrative activities performed by it with respect to the Portfolio do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act. Citibank also believes that the combination of individually permissible activities by it is consistent with the Glass-Steagall Act and other relevant federal or state legal and regulatory precedent. U.S. Trust CT believes that (a) the services performed by U.S. Trust CT with respect to the Trust do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act, and (b) the combination of individually permissible activities by U.S. Trust CT is consistent with the Glass-Steagall Act and other relevant federal or state legal and regulatory precedent. There is presently no controlling precedent regarding the performance of the combination of investment advisory and sub-administrative activities by banks. State laws on this issue may differ from applicable federal laws and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Future changes in either federal or state statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future federal or state statutes and regulations, could prevent Citibank or U.S. Trust CT from continuing to perform such services for the Trust or the Portfolio. If Citibank were to be prevented from acting as the Adviser or sub-administrator for the Portfolio, or if U.S. Trust CT were to be similarly prevented from providing administrative services to the Trust with respect to the Fund, the Trust and the Portfolio would seek alternative means for providing such services. The Trust does not expect that the Fund's shareholders would suffer any adverse financial consequences as a result of any such occurrence.


                                 Administrators


         The Portfolio has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Portfolio may obtain the services of an administrator, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the administrative services fee payable to Signature Financial Group (Cayman) Ltd. ("SFG") may not exceed 0.05% of the Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time by a vote of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio. The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Portfolio and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

         U.S. Trust CT, Chase Global Funds Services Company ("CGFSC") and Federated Administrative Services ("FAS") (collectively, the "Trust Administrators") provide the Trust, and SFG (together with the Trust Administrators, the "Administrators") provides the Portfolio, with general office facilities, equipment and clerical personnel. The Administrators supervise the overall administration of the Trust and the Portfolio. These administrative services include, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolio; the preparation and filing of certain documents required for compliance by the Trust and the Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolio. The Trust Administrators also assist in developing and monitoring compliance procedures for the Fund, including procedures to monitor compliance with the Fund's investment objective, policies and restrictions. SFG provides persons satisfactory to the Board of Trustees of the Portfolio to serve as Trustees and officers of the Portfolio. Such Trustees and officers, as well as certain other employees and Trustees of the Portfolio, may be directors, officers or employees of SFG or its affiliates.

         The Administration Agreement, with respect to the Trust, and the Administrative Services Agreement, with respect to the Portfolio, provide that the Administrators may render administrative services to others. Each Agreement terminates automatically if it is assigned. The Administrative Services Agreement may be terminated without penalty by vote of a majority of the outstanding voting securities of the Portfolio or by either party on not more than 60 days' nor less than 30 days' written notice. The Administration Agreement may be terminated without penalty by any party on not less than 90 days' notice. The Agreements provide that neither the Administrators nor their personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under said Agreements. The Trust's Administration Agreement also provides that the Trust Administrators shall not be liable for any indirect, incidental, special or consequential losses or indirect, incidental, special or consequential damages, even if they had been advised of the likelihood of such losses or damages.

         The Prospectus contains a description of the fees payable to the Administrators under their respective Agreements. From April 1, 1997 to May 15, 1997, CGFSC, FAS and United States Trust Company of New York ("U.S. Trust NY") served as the Trust's administrators pursuant to an administration agreement substantially similar to the Administration Agreement currently in effect for the Trust. On May 16, 1997, U.S. Trust CT replaced U.S. Trust NY as one of the Trust's administrators. For the period from April 1, 1997 to August 31, 1997, CGFSC, FAS, U.S. Trust CT and U.S. Trust NY collectively received administration fees of $18,965 with respect to the Fund. For the same period, they collectively waived fees totalling $107,469 with respect to the Fund.

         Prior to April 1, 1997, Signature Broker-Dealer Services, Inc. ("SBDS") served as the Trust's administrator. For the period from September 1, 1996 to March 31, 1997, the Fund accrued administration fees totalling $18,763. For the fiscal years ended August 31, 1996 and 1995, the Fund accrued administration fees totalling $44,937 and $47,453, respectively.

         For the fiscal years ended August 31, 1997, 1996 and 1995, the administration fees payable to SFG under the Portfolio's Administrative Services Agreement were $3,049,401, $2,046,838 and $1,365,951, respectively. All such administration fees payable by the Portfolio for the fiscal years ended August 31, 1997, 1996 and 1995 were voluntarily waived. SBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.


                                Sub-Administrator


         Pursuant to a Sub-Administrative Services Agreement, Citibank performs such sub-administrative duties for the Portfolio as are from time to time agreed upon by Citibank and SFG.

                            Shareholder Organizations

         As stated in the Prospectus, the Trust may enter into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Trust to Customers; and
(f) providing or arranging for the provision of other related services.

         The Trust's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Trust. Pursuant to the Plan, the Trust's Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

         Any material amendment to the Trust's arrangements with Shareholder Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the Disinterested Trustees). So long as the Trust's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) will be committed to the discretion of such Disinterested Trustees.

         For the fiscal years ended August 31, 1997, 1996 and 1995, payments to Shareholder Organizations under the Plan and a predecessor administrative services plan totalled $233,914, $421,706 and $444,522, respectively.

                         Transfer Agents and Custodians


         U.S. Trust NY serves as custodian of the Fund's assets. U.S. Trust NY and U.S. Trust CT are subsidiaries of U.S. Trust Corporation, a registered bank holding company. CGFSC serves as the Trust's transfer and dividend disbursing agent. CGFSC is a wholly-owned subsidiary of The Chase Manhattan Bank.

         Under such agreement and as the Fund's custodian, U.S. Trust NY has agreed to (i) maintain a separate account or accounts for the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Trust concerning the Fund's operations. As the Fund's transfer agent and dividend disbursement agent, CGFSC has agreed to (i) issue and redeem shares of the Fund; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Trust concerning the Fund's operations. For their custody, transfer agency and dividend disbursement services, U.S. Trust NY and CGFSC are entitled to receive from the Trust such compensation as may be agreed upon from time to time by the Trust, U.S. Trust NY and CGFSC. In addition, U.S. Trust NY and CGFSC are entitled to be reimbursed for their out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

         U.S. Trust NY may, at its own expense, open and maintain custody accounts with respect to the Fund with other banks or trust companies, provided that U.S. Trust NY shall remain liable for the performance of all of its custodial duties under the Custody Agreement, notwithstanding any delegation.

         The Portfolio has entered into a Transfer Agency Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as custodian and State Street Canada, Inc. ("State Street Canada") acts as transfer agent and provides fund accounting services to the Portfolio. The transfer agent maintains an account for each investor in the Portfolio and performs other transfer agency functions. State Street's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, and maintaining books of original entry for Portfolio accounting and other required books and accounts. Securities held by the Portfolio may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depositary Trust Company and may be held by a sub-custodian bank if such arrangements are reviewed and approved by the Trustees of the Portfolio. State Street does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of State Street and may deal with State Street as principal in securities transactions. For its services to the Portfolio, State Street receives such compensation as may from time to time be agreed upon by State Street and the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


                             INDEPENDENT ACCOUNTANTS


         Price Waterhouse LLP and Price Waterhouse are the independent accountants and chartered accountants for the Fund and the Portfolio, respectively. They provide audit services and assistance and consultation with respect to the preparation of filings with the SEC. The principal business address of Price Waterhouse LLP is 160 Federal Street, Boston, Massachusetts 02110. The principal business address of Price Waterhouse is Suite 3000, Box 82, Royal Trust Towers, Toronto Dominion Center, Toronto, Ontario, Canada M5K 1G8.

                                     COUNSEL

         Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Trust and will pass upon the legality of the Shares offered by the Prospectus.


                                    TAXATION

                              Taxation of the Fund


         Each series of the Trust is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code (a "RIC") by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of the Fund's distributions, and the composition of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes. If the Fund fails to qualify as a RIC in any year, the Fund would incur a regular corporate federal income tax upon its taxable income, and the Fund's distributions would generally be taxable as ordinary dividend income to shareholders.


         Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Portfolio's assets ultimately invested within various countries.

         Under interpretations of the Internal Revenue Service, (1) the Portfolio will be treated for federal income tax purposes as a partnership and
(2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income attributable to that share. The Portfolio has advised the Trust that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

                            Taxation of the Portfolio

         The Trust anticipates that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

                            Taxation of Distributions

         Dividends from income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. The Fund's distributions are not expected to qualify for the dividends-received deduction available to corporations. Distributions are taxable as described above whether paid in cash or reinvested in additional shares. Shareholders will be notified annually as to the federal tax status of distributions.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for the twelve months ended October 31, plus any undistributed ordinary income and capital gains from previous periods. For this and other purposes, a distribution will be treated as paid on December 31 if it is declared in December with a record date in such a month and paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxable to shareholders for the taxable year in which that December 31 falls.

         Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that to the extent the cash proceeds of any withdrawal or distribution exceed the Fund's adjusted tax basis in its interest in the Portfolio, the Fund will generally realized gain for federal income tax purposes. In addition, if, upon a complete withdrawal (i.e., a redemption of its entire interest in the Portfolio), the Fund's adjusted tax basis in its interest in the Portfolio exceeds the proceeds of the withdrawal, the Fund will generally realize a loss for federal income tax purposes. The Fund's adjusted tax basis in its interest in the Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive share of items of realized net income (including income, if any, exempt from Federal income tax) and gain, and reduced, but not below zero, by the amounts of its distributive share of items of net loss and the amounts of any distributions received by the Fund.


                                 Other Taxation

         The Trust is organized as a Delaware business trust and, under current law, neither the Trust nor the Fund are liable for any income or franchise tax in the State of Delaware, provided that the Fund continues to qualify as a RIC for federal income tax purposes. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

         The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the State of Delaware.

         Fund shareholders may be subject to state and local taxes on Fund distributions to them by the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                      DESCRIPTION OF THE TRUST; FUND SHARES


         The Trust is a Delaware business trust established under a Trust Instrument dated October 25, 1993. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.00001 par value, which may be issued in separate series. Currently, the Trust has one active series, although additional series may be established from time to time. Each share of each series represents an equal proportionate interest in that series with each other share in that series.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

         The Trust's Trustees may amend the Trust Instrument without shareholder approval, except shareholder approval is required for any amendment (a) which affects the voting rights of shareholders under the Trust Instrument, (b) which affects shareholders' rights to approve certain amendments to the Trust Instrument, (c) required to be approved by shareholders by law or the Registration Statement, or (d) submitted to shareholders for their approval by the Trustees in their discretion. Pursuant to Delaware business trust law and the Trust Instrument, the Trustees may, without shareholder approval, (x) cause the Trust to merge or consolidate with one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company registered under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (y) cause the Trust to incorporate under the laws of the State of Delaware.

         Shares of the Fund entitle their holder to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved.


         The Trust's Trust Instrument provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation on personal liability which is extended to shareholders of private for profit corporations organized under the general corporation law of the State of Delaware; the courts of other states may not apply Delaware law, however, and shareholders may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund solely by reason of his being or having been a shareholder. The Trust Instrument also permits the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and the Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities.


                                  MISCELLANEOUS

         As of December 18, 1997, U.S. Trust NY and its affiliates held of record 32% of the Trust's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

         As of December 18, 1997, no person beneficially owned 5% or more of the outstanding Shares of the Fund.


                              FINANCIAL STATEMENTS


         The audited financial statements and notes thereto in the Trust's Annual Report to Shareholders for the fiscal year ended August 31, 1997 (the "1997 Annual Report") are incorporated into this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Trust's independent accountants, Price Waterhouse LLP, whose report thereon is also incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at (800) 909-1989.

         The audited financial statements and notes thereto relating to the Portfolio and presented with the Trust's Annual Report to Shareholders for the fiscal year ended August 31, 1997 are incorporated into this Statement of Additional Information by reference. These financial statements have been audited by the Portfolio's chartered accountants, Price Waterhouse, whose report thereon is also incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

Distributor of the Fund

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230


Investment Adviser of the Portfolio                           EXCELSIOR FUNDS

Citibank, N.A.                                           Excelsior Institutional
153 East 53rd Street                                              Money Fund
New York, NY  10043


Custodian of the Portfolio

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

Transfer Agent and Fund
Accounting Agent of the Portfolio

State Street Canada, Inc.
40 King Street West
Suite 5700
Toronto, Ontario, Canada

Co-Administrator of the Fund

U.S Trust Company of Connecticut
114 West 47th Street
New York, NY  10036


Transfer Agent and Co-Administrator
of the Fund                                             STATEMENT OF
                                                        ADDITIONAL INFORMATION
Chase Global Funds Services Company                     JANUARY 1, 1998
73 Tremont Street
Boston, MA  02108


Co-Administrator of the Fund

Federated Administrative Services
Federated Investors Tower
Pittsburgh, PA  15222

Independent Accountants of the Fund

Price Waterhouse LLP
160 Federal Street
Boston, MA  02110


Independent Accountants of the Portfolio


Price Waterhouse
Suite 3000, Box 82
Royal Trust Towers
Toronto Dominion Center
Toronto, Ontario, Canada M5K 1G8

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)      Financial Statements.


         (1)      The financial statements included in Part A are as follows:

                  (i) Audited financial highlights for the Excelsior Institutional Money Fund for the period November 8, 1993 (Commencement of Operations) to August 31, 1994 and for the Years Ended August 31, 1995, 1996 and 1997

         (2) The financial statements included in Part B are as follows:

                  (i)      Excelsior Institutional Money Fund:

                  o        Statement of Assets and Liabilities at August 31,
                           1997
                  o Statement of Operations for the fiscal year ended August 31, 1997
                  o Statement of Changes in Net Assets for the fiscal years ended August 31, 1997 and 1996
                  o Financial Highlights for the Excelsior Institutional Money Fund for the period November 8, 1993 (Commencement of Operations) to August 31, 1994 and for the Years Ended August 31, 1995, 1996 and 1997
                  o        Notes to Financial Statements
                  o        Report of Independent Accountants

                  (ii)     Cash Reserves Portfolio:

                  o        Portfolio of Investments at August 31, 1997
                  o        Statement of Assets and Liabilities at August 31,
                           1997
                  o Statement of Operations for the fiscal year ended August 31, 1997
                  o Statement of Changes in Net Assets for the fiscal years ended August 31, 1997 and 1996
                  o Financial Highlights for the fiscal years ended August 31, 1997, 1996, 1995, 1994 and 1993
                  o        Notes to Financial Statements
                  o        Independent Auditors' Report


(b)         Exhibits                                                     Notes
            --------                                                     -----
1.          Trust Instrument of the Registrant.                            3

2.          By-laws of the Registrant.                                     3

4(a).       Articles IV, V, VI and IX of Registrant's Trust
            Instrument.                                                    3

4(b).       Articles IV, V, VI, IX and X of Registrant's By-Laws.          3

6.          Distribution Contract dated April 1, 1997 between the
            Registrant and Edgewood Services, Inc. ("Edgewood").           5

8.          Custodian Agreement dated July 1, 1994 between the
            Registrant and United States Trust Company of
            New York.                                                      4

9(a).       Administration Agreement dated May 16, 1997 among
            the Registrant, Chase Global Funds Services
            Company, Federated Administrative Services and
            U.S. Trust Company of Connecticut.                            5

9(b).       Administrative Services Plan and Related Form of
            Shareholder Servicing Agreement.                              5

9(c).       Mutual Funds Transfer Agency Agreement dated as of
            August 9, 1994 between Registrant and Chase Global
            Funds Services Company.                                       4

10.         Opinion of Counsel.                                           5

11(a).      Consent of Counsel.                                           5

11(b).      Consent of Price Waterhouse LLP.                              5

11(c).      Consent of Price Waterhouse.                                  5

13.         Investor Representation Letter of
            Initial Shareholder.                                          5

16.         Schedule for Computation of Performance Information.          3

17(a).      Financial Data Schedule-Cash Reserves Portfolio.              5

17(b).      Financial Data Schedule-Institutional Money Fund.             5

24(a). Registrant's Annual Report dated August 31, 1997 is incorporated herein by reference to Registrant's filing including such Annual Report and filed with the SEC on November 12, 1997 (Accession No. 0000950116-97-002037).

24(b). Cash Reserves Portfolio's Annual Report dated August 31, 1997 is incorporated herein by reference to Cash Reserves Portfolio's filing including such Annual Report and filed with the SEC on October 28, 1997 (Accession No. 0000850615-97-000006).



Notes:

1 Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") under the Investment Company Act of 1940, as amended (the "1940 Act") (File No. 811-8132), as filed with the Securities and Exchange Commission (the "SEC") on November 4, 1993.

2 Incorporated herein by reference from Post-Effective Amendment No. 1 ("Amendment No. 1") to the Registration Statement under the 1940 Act and Registrant's initial filing under the Securities Act of 1933, as amended (File No. 33-71306), as filed with the SEC on November 5, 1993.

3 Incorporated herein by reference to Post-Effective Amendment No. 4 ("Amendment No. 4") to Registrant's Registration Statement on Form N-1A, as filed with the SEC on December 21, 1995.

4 Incorporated herein by reference to Post-Effective Amendment No. 5 ("Amendment No. 5") to Registrant's Registration Statement on Form N-1A, as filed with the SEC on December 30, 1996.


5           Filed herewith.


Item 25.  Persons Controlled by or under Common Control with Registrant.


Registrant is controlled by its Board of Trustees.



Item 26.  Number of Holders of Securities.



As of December 18, 1997:


Title of Class                                       Number of Record Holders
--------------                                       ------------------------

Shares of Beneficial
Interest (par value $.00001)

     Excelsior Institutional Money Fund                         586


Item 27.  Indemnification.


                  Reference is hereby made to Article IX of the Registrant's Trust Instrument, filed as an exhibit to the Registration Statement.


                  Indemnification of Registrant's principal underwriter against certain losses is provided for in Section IV of the Distribution Contract filed herein as Exhibit 6.

                  The trustees and officers of the Registrant and the personnel of the Registrant's administrators are insured under an errors and omissions liability insurance policy. The Registrant, its trustees and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.


Inapplicable.


Item 29.  Principal Underwriters.

         (a) Edgewood currently serves as distributor for Excelsior Institutional Money Fund. Edgewood also serves as the principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Excelsior Institutional Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WCT Funds and WesMark Funds.

         (b) Set forth below are the names, principal business addresses and positions of each director and officer of Edgewood. Unless otherwise noted, the principal business address of these individuals is Edgewood Services, Inc., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230. Unless otherwise specified, none of the officers and directors of Edgewood serve as officers and Trustees of the Registrant.

       Names and Principal                  Positions and Offices with          Offices with
       Business Addresses                         the Distributor               Registrant
       -------------------                  --------------------------          ------------
       Lawrence Caracciolo                  Director and President,                 --
       Federated Investors Tower            Edgewood Services, Inc.
       Pittsburgh, PA  15222-3779

       Arthur L. Cherry                     Director,
       Federated Investors Tower            Edgewood Services, Inc.                 --
       Pittsburgh, PA  15222-3779

       J. Christopher Donahue               Director,
       Federated Investors Tower            Edgewood Services, Inc.                 --
       Pittsburgh, PA  15222-3779

       Ronald M. Petnuch                    Vice President,
       Federated Investors Tower            Edgewood Services, Inc.                 --
       Pittsburgh, PA  15222-3779

       Thomas P. Sholes                     Vice President,
       Federated Investors Tower            Edgewood Services, Inc.                 --
       Pittsburgh, PA  15222-3779

       Thomas P. Schmitt                    Vice President,
       Federated Investors Tower            Edgewood Services, Inc.                 --
       Pittsburgh, PA  15222-3779

       Ernest L. Linane                     Assistant Vice President,
       Federated Investors Tower            Edgewood Services, Inc.                 --
       Pittsburgh, PA  15222-3779

       S. Elliott Cohan                     Secretary,
       Federated Investors Tower            Edgewood Services, Inc.                 --
       Pittsburgh, PA  15222-3779


       Names and Principal                  Positions and Offices with          Offices with
       Business Addresses                         the Distributor               Registrant
       -------------------                  --------------------------          ------------
       Thomas J. Ward                        Assistant Secretary,
       Federated Investors Tower             Edgewood Services, Inc.                --
       Pittsburgh, PA  15222-3779

       Kenneth W. Pegher, Jr.                Treasurer,
       Federated Investors Tower             Edgewood Services, Inc.                --
       Pittsburgh, PA  15222-3779




Item 30.  Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

(1) U.S. TRUST COMPANY OF CONNECTICUT, 225 High Ridge Road, Stamford, CT 06905 (records relating to its function as co-administrator).

(2) FEDERATED ADMINISTRATIVE SERVICES, Federated Investment Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222 (records relating to its function as co-administrator).

(3) CHASE GLOBAL FUNDS SERVICES COMPANY, 73 Tremont Street, Boston, MA 02108-3913; (records relating to its functions as co-administrator and transfer agent).

(4) EDGEWOOD SERVICES, INC., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230 (records relating to its function as distributor).

(5) DRINKER BIDDLE & REATH LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


Item 31.  Management Services.


Inapplicable.


Item 32.  Undertakings.


         Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for its Fund is delivered.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Excelsior Funds certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A ("Amendment No. 6") pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 30th day of December, 1997.



                                             EXCELSIOR FUNDS


                                             By:      FREDERICK S. WONHAM*
                                                      -------------------
                                                      Frederick S. Wonham
                                                      Chairman, President
                                                              and Treasurer


                  Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 6 has been signed below by the following persons in the capacities indicated and on the dates indicated.

SIGNATURE                                   TITLE                                     DATE
---------                                   -----                                     ----

FREDERICK S. WONHAM*                        Chairman,                           December 30, 1997
--------------------                        President and
Frederick S. Wonham                         Treasurer


W. WALLACE MCDOWELL*                        Trustee                             December 30, 1997
--------------------
W. Wallace McDowell

JONATHAN PIEL*                              Trustee                             December 30, 1997
--------------------
Jonathan Piel

RODMAN L. DRAKE*                            Trustee                             December 30, 1997
--------------------
Rodman L. Drake

*By:     /s/ W. Bruce McConnel, III
         --------------------------
         W. Bruce McConnel, III
         Attorney-in-fact

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST
                                 EXCELSIOR FUNDS



                                POWER OF ATTORNEY
                                -----------------

                  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                                  /s/ Frederick S. Wonham
                                                     -----------------------
                                                     Frederick S. Wonham

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST
                                 EXCELSIOR FUNDS



                                POWER OF ATTORNEY
                                -----------------


                  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc,'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                                  /s/ W. Wallace McDowell
                                                     ------------------------
                                                     W. Wallace McDowell

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST
                                 EXCELSIOR FUNDS



                                POWER OF ATTORNEY
                                -----------------


                  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 17, 1997                         /s/ Jonathan Piel
                                            ------------------
                                            Jonathan Piel

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST
                                 EXCELSIOR FUNDS



                                POWER OF ATTORNEY
                                -----------------


                  KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Fund's, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                                  /s/ Rodman L. Drake
                                                     --------------------
                                                     Rodman L. Drake

                                   SIGNATURES


               Cash Reserves Portfolio (the "Portfolio") has duly caused the Registration Statement on Form N-1A ("Registration Statement") of Excelsior Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized in Hamilton, Bermuda on the 30th day of December, 1997.


                                   Cash Reserves Portfolio


                                   By   /s/Susan Jakuboski
                                        -----------------------
                                        Susan Jakuboski
                                        Assistant Secretary and Assistant
                                        Treasurer

               Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 30, 1997.


Signature                        Title                        Date
---------                        -----                        ----

PHILIP W. COOLIDGE*              PRESIDENT, Principal        December 30, 1997
-------------------              Executive Officer and
Philip W. Coolidge               Trustee of the Portfolio

JOHN R. ELDER*                   Principal Accounting and    December 30, 1997
-------------------              Financial Officer
John R. Elder

WALTER E. ROBB III*              Trustee of the Portfolio    December 30, 1997
-------------------
Walter E. Robb III

MARK T. FINN*                    Trustee of the Portfolio    December 30, 1997
-------------------
Mark T. Finn

ELLIOT J. BERV*                  Trustee of the Portfolio    December 30, 1997
-------------------
Elliot J. Berv


*By  /s/Susan Jakuboski
-----------------------------
     Susan Jakuboski

              As attorney-in-fact pursuant to powers of attorney.

Cash Reserves Portfolio


The undersigned hereby constitutes and appoints John R. Elder, Susan Jakuboski, Molly S. Mugler and Linda T. Gibson, and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by Cash Reserves Portfolio (the "Registrant") with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Registrant to comply with the Investment Company Act of 1940, as amended, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction; and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents shall have, and may exercise, all of the powers hereby conferred.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 8th day of November, 1997.


/s/ Philip W. Coolidge
-------------------------
Philip W. Coolidge
At Southampton, Bermuda

Cash Reserves Portfolio


The undersigned hereby constitutes and appoints Philip W. Coolidge, Susan Jakuboski, Molly S. Mugler and Linda T. Gibson, and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by Cash Reserves Portfolio (the "Registrant") with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Registrant to comply with the Investment Company Act of 1940, as amended, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction; and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents shall have, and may exercise, all of the powers hereby conferred.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 7th day of February, 1997.


/s/ John R. Elder
-------------------
John R. Elder
Hamilton, Bermuda

Cash Reserves Portfolio


The undersigned hereby constitutes and appoints Philip W. Coolidge, John R. Elder, Susan Jakuboski, Molly S. Mugler and Linda T. Gibson, and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by Cash Reserves Portfolio (the "Registrant") with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Registrant to comply with the Investment Company Act of 1940, as amended, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction; and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents shall have, and may exercise, all of the powers hereby conferred.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 8th day of November, 1997.


/s/ Walter E. Robb, III
-------------------------
Walter E. Robb, III
At Southampton, Bermuda

Cash Reserves Portfolio


The undersigned hereby constitutes and appoints Philip W. Coolidge, John R. Elder, Susan Jakuboski, Molly S. Mugler and Linda T. Gibson, and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by Cash Reserves Portfolio (the "Registrant") with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Registrant to comply with the Investment Company Act of 1940, as amended, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction; and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents shall have, and may exercise, all of the powers hereby conferred.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 8th day of November, 1997.


/s/ Mark T. Finn
-----------------------
Mark T. Finn
At Southampton, Bermuda

Cash Reserves Portfolio


The undersigned hereby constitutes and appoints Philip W. Coolidge, John R. Elder, Susan Jakuboski, Molly S. Mugler and Linda T. Gibson, and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by Cash Reserves Portfolio (the "Registrant") with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and any and all other instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Registrant to comply with the Investment Company Act of 1940, as amended, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction; and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents shall have, and may exercise, all of the powers hereby conferred.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 8th day of November, 1997.


/s/ Elliott J. Berv
-----------------------
Elliott J. Berv
At Southampton, Bermuda

                                  EXHIBIT INDEX

Exhibit
No.                            Description of Exhibit
-------                        ----------------------

6 Distribution Contract dated April 1, 997 between the Registrant and Edgewood Services, Inc. ("Edgewood").

9(a) Administration Agreement dated May 16, 1997 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut.

9(b) Administrative Services Plan and Related Form of Shareholder Servicing Agreement.

10                Opinion of Counsel.

11(a)             Consent of Counsel.

11(b)             Consent of Price Waterhouse LLP.

11(c)             Consent of Price Waterhouse.

13                Investor Representation Letter of Initial Shareholder.

27(a)             Financial Data Schedule-Cash Reserves Portfolio.

27(b)             Financial Data Schedule-Institutional Money Fund.